HISTORICAL LOSS AND LAE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2011
HISTORICAL LOSS AND LAE DEVELOPMENT
Schedule of reconciliation of unpaid losses and settlement expenses (LAE)

(in thousands)	2011	2010	2009
Unpaid losses and LAE at beginning of year:
Gross	$1,173,943	$1,146,460	$1,159,311
Ceded	(354,163)	(336,392)	(350,284)
Net	$819,780	$810,068	$809,027
Unpaid losses and LAE:
CBIC - Acquisition Date:
April 28, 2011
Gross	$72,387	$—	$—
Ceded	(18,881)	—	—
Net	$53,506	$—	$—
Increase (decrease) in incurred losses and LAE:
Current accident year	$310,145	$284,575	$269,965
Prior accident years	(110,061)	(83,243)	(66,577)
Total incurred	$200,084	$201,332	$203,388
Loss and LAE payments for claims incurred:
Current accident year	$(89,924)	$(43,945)	$(41,890)
Prior accident year	(186,537)	(147,675)	(160,457)
Total paid	$(276,461)	$(191,620)	$(202,347)
Net unpaid losses and LAE at end of year	$796,909	$819,780	$810,068
Unpaid losses and LAE at end of year:
Gross	$1,150,714	$1,173,943	$1,146,460
Ceded	(353,805)	(354,163)	(336,392)
Net	$796,909	$819,780	$810,068

Schedule of prior accident years' loss reserve development by segment

(FAVORABLE)/UNFAVORABLE RESERVE DEVELOPMENT BY SEGMENT

(in thousands)	2011	2010	2009
Casualty	$(83,892)	$(64,602)	$(65,523)
Property	(18,453)	(8,271)	3,434
Surety	(7,716)	(10,370)	(4,488)
Total	$(110,061)	$(83,243)	$(66,577)

Schedule of paid and unpaid environmental, asbestos and mass tort claims data (including incurred but not reported losses)

(in thousands)	2011	2010	2009
LOSS AND LAE PAYMENTS (CUMULATIVE)
Gross	$91,079	$86,453	$75,544
Ceded	(48,039)	(43,015)	(41,639)
Net	$43,040	$43,438	$33,905
UNPAID LOSSES AND LAE AT END OF YEAR
Gross	$66,429	$72,243	$68,198
Ceded	(31,633)	(36,895)	(20,142)
Net	$34,796	$35,348	$48,056